DISPOSAL OF SUBSIDIARIES - 1091187 B.C. (Details) $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2017 CAD ($) facility	Jan. 31, 2017 USD ($) facility	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Net assets (liabilities) of subsidiary disposed
Current assets			$ 138,402	$ 166,168
Bank balances and cash			46,084	12,518
Trade and other receivables			34,582	30,097
Non-current Assets			442,706	310,078
Current Liabilities			(171,933)	(69,112)
Trade and other payables			(29,043)	(24,037)
Borrowing			(19,702)	(27,280)
Non-current Liabilities			(302,947)	(273,212)
Long-term borrowing			(230,027)	(131,881)
Total assets less total liabilities			106,228	133,922
Gain (Loss) on disposal of a subsidiary
Gain on disposal of subsidiaries			(41,056)	(4,118)	$ 4,831
1091187 B.C. Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of Preferred shares sold	25.00%	25.00%
Cash consideration received	$ 4.0	$ 2,979
Number of facilities | facility	6	6
Net assets (liabilities) of subsidiary disposed
Current assets		$ 295
Bank balances and cash		284
Trade and other receivables		11
Non-current Assets		3,294
Other noncurrent assets		41
Current Liabilities		(143)
Trade and other payables		(62)
Borrowing		(81)
Non-current Liabilities		(1,319)
Long-term borrowing		(1,319)
Total assets less total liabilities		2,127
Gain (Loss) on disposal of a subsidiary
Cash consideration received	$ 4.0	2,979
Net assets (liabilities) disposed		(2,127)
Re-evaluate fair value of residual investment		612
Gain on disposal of subsidiaries		1,464
Cash Inflow (Outflow) on disposal of a subsidiary
Consideration received in cash and cash equivalent	$ 4.0	2,979
Less: Cash and cash equivalent balances disposed of		(284)
Net cash outflow arising on disposal		2,695
IPP Solar Parks
Net assets (liabilities) of subsidiary disposed
Property, plant and equipment			$ 397,405	$ 271,253	$ 259,423
IPP Solar Parks | 1091187 B.C. Ltd.
Net assets (liabilities) of subsidiary disposed
Property, plant and equipment		$ 3,253
Ordinary shares | 1091187 B.C. Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of issued shares	75.00%	75.00%
Preferred Shares | 1091187 B.C. Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of issued shares	25.00%	25.00%